Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 22, 2013

VIA EDGAR TRANSMISSION

Mr. Jeffrey Foor
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:    ADVISORS SERIES TRUST (the “Trust”)
           Securities Act Registration No: 333-17391
           Investment Company Act Registration No: 811-07959
           The Teberg Fund (S000005071)

Dear Mr. Foor:

Transmitted herewith on behalf of the Trust and its series, The Teberg Fund (the “Fund”), is the definitive proxy statement on Schedule 14A in preparation for a special shareholder meeting scheduled for Monday, December 2, 2013.  The definitive proxy statement contains a request for shareholders to consider and approve an Agreement and Plan of Reorganization whereby the Fund would move from the Trust into the Northern Lights Fund Trust III.  This correspondence is also being filed in response to your oral comments and suggestions of October 10, 2013, to the Trust’s Preliminary Proxy Statement filed on October 1, 2013 on behalf of the Trust and the Fund.

In connection with this response to the comments made by the Staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”), the Trust, on behalf of the Funds, hereby states the following:

(1)    The Trust acknowledges that in connection with the comments made by the Staff on the preliminary proxy statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the proxy statement;

(2)    The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)    The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, the Staff’s comments have been reproduced in bold typeface immediately followed by the Trust’s responses.

Preliminary Proxy Statement

1.
Staff Comment: Within the Questions and Answers section on page 4 of the Proxy Statement, regarding the question as to who will pay the expenses related to the special meeting and the reorganization, please either remove the word “direct” from “direct costs”, or identify any costs that will be paid by shareholders.

Response:The Trust responds by eliminating the word “direct” to convey that all costs related to the special meeting and reorganization will be paid for by the Advisor.

2.	Staff Comment:Please include an estimate of the reorganization costs that are to be paid by the Advisor.

Response:  The Trust responds by adding a sentence regarding the estimated reorganization costs to the Proxy Statement.

3.
Staff Comment:Please clarify whether you are incorporating any materials by reference into the Proxy Statement.  If there is no incorporation by reference, the Staff notes that the information required by Item 5(a) of Form N-14, specifically regarding how to purchase and sell shares, must be adequately addressed with respect to the New Fund.

Response: The Trust responds by adding disclosure to the Proxy Statement, in the “Comparison of Shareholder Services” section, regarding how to purchase and redeem shares of the New Fund.

4.
Staff Comment: The “Comparison of the Objectives, Strategies, and Risks of the Funds” on page 3 of the Proxy Statement does not actually compare these items between the Old Fund and the New Fund.  Information is only provided regarding the Old Fund.  Please include the New Fund’s objective, strategies and risks so that a comparison is provided.

Response:  The Trust responds by representing that there are no material differences between the investment objective and principal investment strategies and risks of the Old Fund and the New Fund.  Disclosure to this effect has been added to this section of the Proxy Statement.

5.
Staff Comment: In the “Comparison of the Investment Limitations of the Funds” section on page 5, please include the leading phrase “The Fund may not” for the fundamental limitations listed so as to mirror the Old Fund’s and New Fund’s registration statement disclosure.

Response: The Trust responds by adding the leading phrase.

6.
Staff Comments: In the “Comparison of Current and Pro Forma Fees and Expenses” section, please verify that, even given the change in service providers, Other Expenses are not expected to be different for the New Fund.  The Staff notes that a 0.61% Other Expenses fee is listed for both the Old Fund and the New Fund.

Response: The Trust responds by confirming that Other Expenses for the New Fund will be 0.61%.

7.
Staff Comments:  Footnote 3 of the Fees and Expenses Table on page 7 references the ability to recoup previously waived fees and paid Fund expenses.  Please confirm to the Staff that no recoupment will be made from the New Fund of advisory fees waived or Fund expenses paid when assets were in the Old Fund.

Response: The Trust responds by confirming that no recoupment will be made from the New Fund for waived fees or paid expenses that occurred when assets were in the Old Fund.

8.
Staff Comments:  Please clarify the term of the Old Fund’s expense limitation agreement because there is a discrepancy between footnote 3 of the Fees and Expenses Table and the expense limitation described on page 10 of the Proxy Statement.

Response: The Trust responds by stating that the Old Fund’s operating expenses limitation agreement has an indefinite term, but that the Advisor has committed to limit Old Fund expenses to the amount stated until at least July 28, 2014.  Footnote 3 has been modified to reference this indefinite term.

9.
Staff Comments: In the “Trustee Qualifications” paragraph beginning on page 14, please correct the three references to Trustees serving on a “NLFT III Board”, as the Staff believes this was not intentionally included.

Response: The Trust responds by removing the “NLFT III” reference from the disclosure regarding qualifications of Messrs. Taylor and Jensen.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust